NOTE 4 - RELATED PARTY (Details) - USD ($)			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Salary and Wage, Excluding Cost of Good and Service Sold	$ 0	$ 1,000	$ 1,000	$ 65,000